Employee Incentive Plans	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Incentive Plans
Employee Incentive Plans
Short-term Incentive Plans (“STI Plans”)
The Company has a short-term incentive compensation plan for senior management and certain other employees payable at the Company’s election in cash, shares of common stock, or a combination of cash and shares of common stock. Amounts earned under the plan are based primarily on EVA of the Company’s core Fabricated Products business, adjusted for certain safety and performance factors. EVA, as defined by the Company's STI Plans, is a measure of the excess of the Company’s adjusted pre-tax operating income for a particular year over a pre-determined percentage of the adjusted net assets of the immediately preceding year, measured over a one year period. Most of the Company’s production facilities have similar programs for both hourly and salaried employees.
Total costs relating to STI Plans were recorded as follows, for each period presented:

	Year Ended December 31,
	2011	2010	2009
Cost of products sold	$3.2	$2.9	$2.8
Selling, administrative, research and development and general	5.2	3.9	3.2
Total costs recorded in connection with STI Plans	$8.4	$6.8	$6.0

The following table presents the allocation of the charges detailed above, by segment:

	Year Ended December 31,
	2011	2010	2009
Fabricated Products segment	$5.9	$4.8	$4.7
All Other	2.5	2.0	1.3
Total costs recorded in connection with STI Plans	$8.4	$6.8	$6.0

Long- term Incentive Programs
General. Officers and other key employees of the Company or one or more of its subsidiaries, as well as directors of the Company, are eligible to participate in the Kaiser Aluminum Corporation 2006 Equity and Performance Incentive Plan (as amended, the “Equity Incentive Plan”). The Equity Incentive Plan permits the granting of awards in the form of options to purchase common shares, stock appreciation rights, shares of non-vested and vested stock, restricted stock units, performance shares, performance units and other awards. The Equity Plan was originally effective as of July 6, 2006 and amended and restated from time to time. On June 1, 2010, the Board amended and restated the Plan in its entirety, with such amendment and restatement effective as of June 8, 2010, the date the Plan as so amended and restated was approved by the Company's stockholders. Effective as of February 8, 2012, the Board again amended and restated the Plan in its entirety to clarify that the maximum number of shares that the Company may withhold in connection with income realization cannot exceed the minimum amount of shares necessary to satisfy the payment of the statutorily minimum amount of taxes that the Company is required to withhold in connection with such income realization.The Equity Incentive Plan will expire on July 6, 2016, and no grants will be made thereunder after that date. The Company’s Board of Directors may, in its discretion, terminate the Equity Incentive Plan at any time. The termination of the Equity Incentive Plan will not affect the rights of participants or their successors under any awards outstanding and not exercised in full on the date of termination, and all grants made on or prior to the date of termination will remain in effect thereafter subject to the terms of the applicable grant agreement and the Equity Incentive Plan. Subject to certain adjustments that may be required from time to time to prevent dilution or enlargement of the rights of participants under the Equity Incentive Plan, a total of 2,722,222 common shares have been authorized for issuance under the Equity Incentive Plan. At December 31, 2011, 845,499 common shares were available for additional awards under the Equity Incentive Plan. Compensation charges relating to all awards under the Equity Incentive Plan are included in Selling, administrative, research and development expenses.
Non-vested Common Shares, Restricted Stock Units, and Performance Shares. The Company grants non-vested common shares to its non-employee directors, executive officers and other key employees. The non-vested common shares granted to non-employee directors are generally subject to a one-year vesting requirement. The non-vested common shares granted to executive officers and senior management are generally subject to a three-year cliff vesting requirement. The non-vested common shares granted to other key employees are generally subject to a three-year graded vesting requirement. In addition to non-vested common shares, the Company also grants restricted stock units to certain employees. The restricted stock units have rights similar to the rights of non-vested common shares, and the employee will receive one common share for each restricted stock unit upon the vesting of the restricted stock unit. With the exception of restricted stock units granted to eligible employees of the Company’s French subsidiary, restricted stock units are generally subject to a three-year graded vesting requirement, with one-third of the restricted stock units vesting on each of the first, second and third anniversary of the grant date. Restricted stock units granted to eligible employees of the Company’s French subsidiary vest two-thirds on the second anniversary of the grant date and one-third on the third anniversary of the grant date.
The Company also grants performance shares to executive officers and other key employees. Such awards are subject to performance requirements pertaining to the Company’s EVA performance (as set forth in each year’s LTI program), measured over the applicable three-year performance period. EVA is a measure of the excess of the Company’s adjusted pre-tax operating income for a particular year over a pre-determined percentage of the adjusted net assets of the immediately preceding year. The number of performance shares, if any, that will ultimately vest and result in the issuance of common shares depends on the average annual EVA achieved for the specified three-year performance periods. During the quarter ended March 31, 2011, a portion of the performance shares granted under the 2008-2010 LTI program vested (see “Summary of Activity” below). The vesting of performance shares and resulting issuance and delivery of common shares, if any, under the 2009-2011 LTI program, 2010-2012 LTI program and 2011-2013 LTI program will occur in 2012, 2013 and 2014, respectively. Holders of performance shares do not receive voting rights through the ownership of such performance shares.
     Non-cash Compensation Expense. Recorded costs by type of award under LTI programs were as follows, for each period presented:

	Year Ended December 31,
	2011	2010	2009
Service-based non-vested common shares and restricted stock units	$4.1	$3.6	$7.9
Performance shares	1.1	0.8	0.9
Service-based stock options	—	0.1	0.3
Total non-cash compensation expense	$5.2	$4.5	$9.1

The following table presents the allocation of the charges detailed above, by segment:

	Year Ended December 31,
	2011	2010	2009
Fabricated Products [1]	$1.5	$1.4	$3.5
All Other	3.7	3.1	5.6
Total non-cash compensation expense	$5.2	$4.5	$9.1
_________

[1]
Of the $3.5 compensation charge allocated to the Fabricated Products segment in 2009, $0.8 of the amount relates to the accelerated vesting of previously granted stock-based payments in connection with the Company's restructuring efforts in 2009 (see Note 16).

Unrecognized Gross Compensation Cost Data. The following table presents unrecognized gross compensation cost data, by type of award:

	December 31, 2011
	Unrecognized gross compensation costs, by award type	Expected period (in years) over which the remaining gross compensation costs will be recognized, by award type
Service-based non-vested common shares and restricted stock units	$3.1	1.7
Performance shares	$3.1	2.0

Summary of Activity. A summary of the activity with respect to non-vested common shares, restricted stock units and performance shares for the year ended December 31, 2011 is as follows:

	Non-Vested Common Shares		Restricted Stock Units		Performance Shares
	Shares	Weighted-Average Grant-Date Fair Value per Share	Units	Weighted-Average Grant-Date Fair Value per Unit	Shares	Weighted-Average Grant-Date Fair Value per Share
Outstanding at December 31, 2010	268,864	$27.91	7,872	$21.74	686,895	$26.84
Granted	83,066	47.07	2,182	46.59	188,741	46.65
Vested	(146,205)	36.84	(3,982)	17.16	(13,462)	62.83
Forfeited	(2,889)	33.47	—	—	(15,441)	26.24
Canceled	—	—	—	—	(68,799)	74.34
Outstanding at December 31, 2011	202,836	$29.24	6,072	$33.67	777,934	$26.84

The total grant-date fair value for shares granted during 2011, 2010 and 2009 was $12.8, $10.5 and $9.6, respectively. Total grant-date fair value for shares that vested during 2011, 2010 and 2009 was $6.3, $2.6 and $21.6.

Stock Options. As of December 31, 2011 and 2010, there were 20,791 and 22,077 fully-vested options outstanding, respectively, in each case exercisable to purchase common shares at $80.01 per share and having a remaining contractual life of 5.25 and 6.25 years, respectively. During 2011, 1,286 stock options expired. The grant date fair value of all options was $39.90 per share. No new options were granted and no existing options were forfeited or exercised during 2011.
Vested Stock. From time to time, the Company issues common shares to non-employee directors electing to receive common shares in lieu of all or a portion of their annual retainer fees. The fair value of these common shares is based on the fair value of the shares at the date of issuance and is immediately recognized in earnings as a period expense. During 2011, 2010 and 2009, the Company recorded $0.2, $0.2 and $0.1, respectively, relating to common shares granted to non-employee directors in lieu of all or a portion of their annual retainer fees.
Under the Equity Incentive Plan, participants may elect to have the Company withhold common shares to satisfy minimum statutory tax withholding obligations arising in connection with the exercise of stock options and vesting of non-vested shares, restricted stock units and performance shares. Any such shares withheld are canceled by the Company on the applicable vesting dates, which correspond to the times at which income to the employee is recognized. When the Company withholds these common shares, the Company is required to remit to the appropriate taxing authorities the fair value of the shares withheld as of the vesting date. During 2011 and 2010, 62,637 and 11,729 commons shares, respectively, were withheld and canceled for this purpose. No such shares were withheld and canceled in 2009.